Computation of Loss Per Common Share (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Earnings Per Share Disclosure [Line Items]
Loss from continuing operations, as reported in Statement of Operations																	$ (45,796)	$ (46,865)	$ (66,462)
Income (loss) from discontinued operations, net of income taxes, as reported in Statement of Operations																	(39,042)	10,904	12,824
Income (loss) from discontinued operations	(13,144)	[1]	(90,482)	[1]	(11,902)	[1]	(7,401)	[1]	1,617	[1]	(1,229)	[1]	4,257	[1]	1,514	[1]	(122,696)	6,498	12,981
Loss on divestiture, net of income taxes	(5,994)	[1]	(65,016)	[1]	(10,852)	[1]	(2,025)	[1]	(939)	[1]	(2,280)	[1]	(356)	[1]	(1,170)	[1]	(83,887)	(4,745)
Income (loss) from discontinued operations as reported in Statement of Operations	(7,150)	[1]	(25,466)	[1]	(1,050)	[1]	(5,376)	[1]	2,556	[1]	1,051	[1]	4,613	[1]	2,684	[1]	(122,929)	6,159	12,824
Net loss	(66,296)	[1]	(106,998)	[1]	1,745	[1]	3,057	[1]	(81,626)	[1]	7,566	[1]	15,502	[1]	18,191	[1]	(168,492)	(40,367)	(53,481)
Weighted average shares outstanding – basic computation	52,344	[1]	52,323	[1]	52,265	[1]	52,062	[1]	51,692	[1]	51,676	[1]	51,664	[1]	51,603	[1]	52,249	51,659	46,280
Adjusted weighted average shares outstanding – diluted computation	52,344	[1]	52,323	[1]	52,284	[1]	52,083	[1]	51,692	[1]	51,709	[1]	51,675	[1]	51,638	[1]	52,249	51,659	46,280
Loss from continuing operations, Basic	$ (1.02)	[1]	$ (0.31)	[1]	$ 0.25	[1]	$ 0.20	[1]	$ (1.61)	[1]	$ 0.16	[1]	$ 0.21	[1]	$ 0.32	[1]	$ (0.88)	$ (0.91)	$ (1.44)
Income (loss) from operations, Basic	$ (0.14)	[1]	$ (0.49)	[1]	$ (0.02)	[1]	$ (0.10)	[1]	$ 0.05	[1]	$ 0.02	[1]	$ 0.09	[1]	$ 0.05	[1]	$ (0.74)	$ 0.22	$ 0.28
Loss on divestiture of operations																	$ (1.61)	$ (0.09)
Income (loss) from discontinued operations, Basic																	$ (2.35)	$ 0.13	$ 0.28
Net Loss, Basic	$ (1.27)	[1]	$ (2.04)	[1]	$ 0.03	[1]	$ 0.06	[1]	$ (1.58)	[1]	$ 0.14	[1]	$ 0.29	[1]	$ 0.35	[1]	$ (3.23)	$ (0.78)	$ (1.16)
Loss from continuing operations, Diluted	$ (1.02)	[1]	$ (0.31)	[1]	$ 0.25	[1]	$ 0.20	[1]	$ (1.61)	[1]	$ 0.16	[1]	$ 0.21	[1]	$ 0.32	[1]	$ (0.88)	$ (0.91)	$ (1.44)
Income (loss) from operations, Diluted	$ (0.25)	[1]	$ (1.73)	[1]	$ (0.22)	[1]	$ (0.14)	[1]	$ 0.03	[1]	$ (0.02)	[1]	$ 0.08	[1]	$ 0.03	[1]	$ (0.74)	$ 0.22	$ 0.28
Loss on divestiture of operations																	$ (1.61)	$ (0.09)
Income (loss) from discontinued operations, Diluted																	$ (2.35)	$ 0.13	$ 0.28
Net Loss, Diluted	$ (1.27)	[1]	$ (2.04)	[1]	$ 0.03	[1]	$ 0.06	[1]	$ (1.58)	[1]	$ 0.14	[1]	$ 0.29	[1]	$ 0.35	[1]	$ (3.23)	$ (0.78)	$ (1.16)
Earnings Per Share, Basic
Earnings Per Share Disclosure [Line Items]
Loss from continuing operations, as reported in Statement of Operations																	(45,796)	(46,865)	(66,462)
Allocation to participating unvested restricted stockholders
Loss from continuing operations, available to common stockholders																	(45,796)	(46,865)	(66,462)
Income (loss) from discontinued operations, net of income taxes, as reported in Statement of Operations																	(38,809)	11,243	12,981
Income (loss) from discontinued operations																	(38,809)	11,243	12,981
Loss on divestiture, net of income taxes																	(83,887)	(4,745)
Loss on divestiture of operations, available to common stockholders																	(83,887)	(4,745)
Income (loss) from discontinued operations as reported in Statement of Operations																	(122,696)	6,498	12,981
Income (loss) from discontinued operations, available to common stockholders																	(122,696)	6,498	12,981
Net loss																	(168,492)	(40,367)	(53,481)
Net loss, available to common stockholders, Basic																	(168,492)	(40,367)	(53,481)
Weighted average shares outstanding – basic computation																	52,249	51,659	46,280
Loss from continuing operations, Basic																	$ (0.88)	$ (0.91)	$ (1.44)
Income (loss) from operations, Basic																	$ (0.74)	$ 0.22	$ 0.28
Loss on divestiture of operations																	$ (1.61)	$ (0.09)
Income (loss) from discontinued operations, Basic																	$ (2.35)	$ 0.13	$ 0.28
Net Loss, Basic																	$ (3.23)	$ (0.78)	$ (1.16)
Earnings Per Share, Basic | Continuing Operations
Earnings Per Share Disclosure [Line Items]
Allocation to participating unvested restricted stockholders
Earnings Per Share, Basic | Discontinued Operations
Earnings Per Share Disclosure [Line Items]
Allocation to participating unvested restricted stockholders
Earnings Per Share, Basic | Discontinued Operations | Income (loss) from operations
Earnings Per Share Disclosure [Line Items]
Allocation to participating unvested restricted stockholders
Earnings Per Share, Diluted
Earnings Per Share Disclosure [Line Items]
Loss from continuing operations, as reported in Statement of Operations																	(45,796)	(46,865)	(66,462)
Allocation to participating unvested restricted stockholders
Loss from continuing operations, available to common stockholders																	(45,796)	(46,865)	(66,462)
Income (loss) from discontinued operations, net of income taxes, as reported in Statement of Operations																	(38,809)	11,243	12,981
Income (loss) from discontinued operations																	(38,809)	11,243	12,981
Loss on divestiture, net of income taxes																	(83,887)	(4,745)
Loss on divestiture of operations, available to common stockholders																	(83,887)	(4,745)
Income (loss) from discontinued operations as reported in Statement of Operations																	(122,696)	6,498	12,981
Income (loss) from discontinued operations, available to common stockholders																	(122,696)	6,498	12,981
Net loss																	(168,492)	(40,367)	(53,481)
Net loss, available to common stockholders, Basic																	(168,492)	(40,367)	(53,481)
Weighted average shares outstanding – basic computation																	52,249	51,659	46,280
Adjusted weighted average shares outstanding – diluted computation																	52,249	51,659	46,280
Loss from continuing operations, Diluted																	$ (0.88)	$ (0.91)	$ (1.44)
Income (loss) from operations, Diluted																	$ (0.74)	$ 0.22	$ 0.28
Loss on divestiture of operations																	$ (1.61)	$ (0.09)
Income (loss) from discontinued operations, Diluted																	$ (2.35)	$ 0.13	$ 0.28
Net Loss, Diluted																	$ (3.23)	$ (0.78)	$ (1.16)
Number of antidilutive stock options and performance-based restricted shares excluded from shares used in the diluted loss per common share computation																	1,038	1,813	2,001
Earnings Per Share, Diluted | Employee Stock Option
Earnings Per Share Disclosure [Line Items]
Dilutive effect of employee stock options and performance-based restricted shares
Earnings Per Share, Diluted | Performance Based Restricted Shares
Earnings Per Share Disclosure [Line Items]
Dilutive effect of employee stock options and performance-based restricted shares
Earnings Per Share, Diluted | Continuing Operations
Earnings Per Share Disclosure [Line Items]
Allocation to participating unvested restricted stockholders
Earnings Per Share, Diluted | Discontinued Operations
Earnings Per Share Disclosure [Line Items]
Allocation to participating unvested restricted stockholders
Earnings Per Share, Diluted | Discontinued Operations | Income (loss) from operations
Earnings Per Share Disclosure [Line Items]
Allocation to participating unvested restricted stockholders

[1]	(a) See accompanying discussion of certain quarterly items.